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                                               PHL VARIABLE ACCUMULATION ACCOUNT
                                           PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

                                                         FREEDOM EDGE(R)

                                      SUPPLEMENT TO THE PROSPECTUS DATED NOVEMBER 16, 2005

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The following replaces the Optional Benefit Fees chart under the section titled "Summary of Expenses" in the Prospectus.

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                                                       OPTIONAL BENEFIT FEES
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             This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the annual Separate Account Expenses listed on page 4.

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             Since you can only elect one guaranteed benefit option, you should consult with your financial advisor as to whether the GMAB, the GMIB or the GMWB fits your particular needs.

GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB)                          GUARANTEED MINIMUM INCOME BENEFIT (GMIB) FEE(2) (as
FEE(1) (as a percentage of the greater of the Guaranteed                a percentage of the greater of the Guaranteed Annuitization
Amount or Contract Value)                                               Value or Contract Value)
    Current.........................................   0.500%               Current.........................................  0.600%
    Maximum.........................................   1.000%               Maximum.........................................  1.000%

                             If you elect GMWB, you will also need to elect one of the four versions.

             GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEE(3) (as a percentage of the greater of the Benefit
             Amount or the Contract Value)

GMWB 5 - 5% WITHDRAWAL LIMIT                                            LIFETIME GMWB - 5% WITHDRAWAL LIMIT
    Current.........................................   0.350%               Current.........................................  0.600%
    Maximum.........................................   1.000%               Maximum.........................................  1.000%

GMWB 7 - 7% WITHDRAWAL LIMIT                                            LIFETIME GMWB FOR 2 - SPOUSAL CONTINUATION -
    Current.........................................   0.500%           5% WITHDRAWAL LIMIT
    Maximum.........................................   1.000%               Current.........................................  0.700%
                                                                            Maximum.........................................  1.000%
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(1) The Guaranteed Minimum Accumulation Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Programs and Benefits."
(2) The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary only if the benefit is selected.
    The fee percentage is locked in at the time you elect the benefit. See "Optional Programs and Benefits."
(3) The Guaranteed Minimum Withdrawal Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The fee varies depending on which version you elect and you may elect only one. The fee percentage is locked in at the time you elect the benefit. The fee charged at the time you elect the Optional Reset may be higher or lower than when you first elected GMWB. The fee, however, will not exceed the maximum charge of 1.000%. See "Optional Programs and Benefits."

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Dated: November 29, 2005                                                      Please keep this supplement for future reference.



TF887
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